Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - Interest Rate Risk	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
USD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%
(in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%